Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 0.02%
Investment Companies: 0.02%
Resolute Topco, Inc.‡†	8,524	$42,620
Total common stocks (Cost $127,860)		42,620

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 79.78%
Basic materials: 0.35%
Chemicals: 0.35%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$1,065,000	1,003,064
Communications: 9.24%
Advertising: 1.56%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,060,000	870,266
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	993,970
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	728,946
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	775,000	744,242
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,085,127
				4,422,551
Internet: 1.79%
Arches Buyer, Inc.144A	4.25	6-1-2028	825,000	720,047
Arches Buyer, Inc.144A	6.13	12-1-2028	850,000	684,723
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	750,012
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	629,955
Match Group Holdings II LLC144A	5.63	2-15-2029	2,425,000	2,299,120
				5,083,857
Media: 5.56%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,300,000	1,713,706
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,492,718
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	900,225
CSC Holdings LLC144A	5.75	1-15-2030	1,415,000	611,431
CSC Holdings LLC144A	11.25	5-15-2028	995,000	802,846
CSC Holdings LLC144A	11.75	1-31-2029	890,000	707,290
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	625,000	586,883
DISH Network Corp.144A	11.75	11-15-2027	900,000	902,981
Nexstar Media, Inc.144A	5.63	7-15-2027	905,000	854,214
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	325,000	283,187
Scripps Escrow II, Inc.144A	5.38	1-15-2031	1,150,000	470,345
Sirius XM Radio, Inc.144A	4.13	7-1-2030	3,475,000	2,912,569
Townsquare Media, Inc.144A	6.88	2-1-2026	2,595,000	2,536,339
				15,774,734
Telecommunications: 0.33%
CommScope, Inc.144A	6.00	3-1-2026	630,000	562,275
ViaSat, Inc.144A	5.63	9-15-2025	385,000	373,382
				935,657
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 15.73%
Airlines: 0.81%
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90%	1-15-2026	$624,834	$587,418
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	1,210,000	1,115,747
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	795,000	596,970
				2,300,135
Apparel: 1.15%
Crocs, Inc.144A	4.13	8-15-2031	750,000	652,266
Crocs, Inc.144A	4.25	3-15-2029	1,700,000	1,551,741
Tapestry, Inc.	7.85	11-27-2033	1,000,000	1,054,130
				3,258,137
Auto manufacturers: 0.34%
Ford Motor Co.	4.75	1-15-2043	1,200,000	970,171
Auto parts & equipment: 1.31%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	660,000	687,389
American Axle & Manufacturing, Inc.	5.00	10-1-2029	1,400,000	1,274,658
ZF North America Capital, Inc.144A	6.75	4-23-2030	930,000	941,228
ZF North America Capital, Inc.144A	6.88	4-23-2032	795,000	813,287
				3,716,562
Distribution/wholesale: 0.46%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	1,290,000	1,293,247
Entertainment: 2.75%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,245,873
Churchill Downs, Inc.144A	4.75	1-15-2028	1,655,000	1,567,872
Churchill Downs, Inc.144A	6.75	5-1-2031	320,000	318,377
Cinemark USA, Inc.144A	5.25	7-15-2028	805,000	751,577
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	575,000	528,312
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	1,390,000	1,391,014
				7,803,025
Home builders: 0.62%
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	975,990
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	365,000	346,301
Tri Pointe Homes, Inc.	5.70	6-15-2028	450,000	439,952
				1,762,243
Housewares: 0.38%
Newell Brands, Inc.	5.70	4-1-2026	1,105,000	1,091,098
Leisure time: 2.03%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	2,275,000	2,463,004
NCL Corp. Ltd.144A	5.88	3-15-2026	720,000	707,927
NCL Corp. Ltd.144A	5.88	2-15-2027	700,000	689,939
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	852,917
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
NCL Corp. Ltd.144A	8.13%	1-15-2029	$335,000	$350,024
Viking Cruises Ltd.144A	7.00	2-15-2029	705,000	706,261
				5,770,072
Retail: 5.88%
Bath & Body Works, Inc.144A	6.63	10-1-2030	425,000	425,574
Dave & Buster’s, Inc.144A	7.63	11-1-2025	535,000	537,818
FirstCash, Inc.144A	4.63	9-1-2028	1,410,000	1,322,111
FirstCash, Inc.144A	6.88	3-1-2032	600,000	594,982
Gap, Inc.144A	3.88	10-1-2031	1,380,000	1,145,555
Kohl’s Corp.	4.63	5-1-2031	1,475,000	1,189,484
Lithia Motors, Inc.144A	4.38	1-15-2031	835,000	735,682
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	725,000	718,238
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	885,000	852,171
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,530,000	1,455,656
Michaels Cos., Inc.144A	7.88	5-1-2029	890,000	605,284
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	1,210,000	1,203,167
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	1,410,000	1,309,473
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,445,627
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	1,040,000	1,119,709
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,185,000	1,162,429
Sonic Automotive, Inc.144A	4.88	11-15-2031	960,000	842,492
				16,665,452
Consumer, non-cyclical: 11.35%
Commercial services: 5.80%
Allied Universal Holdco LLC144A	7.88	2-15-2031	875,000	872,300
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,115,000	951,689
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	33,000	32,981
Block, Inc.144A	6.50	5-15-2032	730,000	736,783
CoreCivic, Inc.	8.25	4-15-2029	2,480,000	2,589,838
GEO Group, Inc.144A	8.63	4-15-2029	1,730,000	1,780,699
GEO Group, Inc.144A	10.25	4-15-2031	1,670,000	1,757,528
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	610,000	453,648
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,860,000	1,106,332
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	1,100,000	1,079,911
Sabre Global, Inc.144A	11.25	12-15-2027	2,165,000	2,104,468
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,205,000	942,699
Upbound Group, Inc.144A	6.38	2-15-2029	2,125,000	2,049,079
				16,457,955
Food: 0.81%
B&G Foods, Inc.144A	8.00	9-15-2028	2,260,000	2,293,712
Healthcare-services: 3.97%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	1,055,000	875,757
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	1,000,000	947,151
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	378,000	378,675
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
CHS/Community Health Systems, Inc.144A	10.88%	1-15-2032	$700,000	$723,271
IQVIA, Inc.144A	6.50	5-15-2030	1,260,000	1,272,479
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	1,300,000	923,210
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	1,690,000	1,456,002
Star Parent, Inc.144A	9.00	10-1-2030	1,515,000	1,579,755
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	590,000	594,427
Tenet Healthcare Corp.144A	6.75	5-15-2031	2,485,000	2,507,758
				11,258,485
Pharmaceuticals: 0.77%
AdaptHealth LLC144A	5.13	3-1-2030	1,630,000	1,423,739
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	750,000	768,764
				2,192,503
Energy: 15.37%
Energy-alternate sources: 1.49%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	3,940,000	1,674,500
TerraForm Power Operating LLC144A	5.00	1-31-2028	2,660,000	2,538,767
				4,213,267
Oil & gas: 4.12%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	2,270,000	2,291,341
California Resources Corp.144A%%	8.25	6-15-2029	800,000	801,238
Crescent Energy Finance LLC144A	7.63	4-1-2032	20,000	20,382
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,415,000	1,442,600
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	955,000	987,602
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	500,000	482,999
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	350,000	337,749
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	675,000	643,104
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	1,230,000	1,214,308
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	335,507
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	100,000	106,971
Nabors Industries Ltd.144A	7.50	1-15-2028	1,185,000	1,127,580
Nabors Industries, Inc.144A	9.13	1-31-2030	1,565,000	1,616,008
Talos Production, Inc.144A	9.00	2-1-2029	270,000	283,251
				11,690,640
Oil & gas services: 1.67%
Bristow Group, Inc.144A	6.88	3-1-2028	2,920,000	2,855,989
Oceaneering International, Inc.	6.00	2-1-2028	1,910,000	1,881,898
				4,737,887
Pipelines: 8.09%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,815,000	1,817,350
Buckeye Partners LP144A	4.50	3-1-2028	1,025,000	957,931
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	2,075,000	1,944,527
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,205,000	1,238,107
DT Midstream, Inc.144A	4.38	6-15-2031	410,000	368,278
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00%	5-15-2054	$250,000	$260,260
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	445,000	435,897
EnLink Midstream Partners LP	5.60	4-1-2044	1,020,000	895,456
Harvest Midstream I LP144A	7.50	9-1-2028	1,545,000	1,567,800
Harvest Midstream I LP144A	7.50	5-15-2032	775,000	785,510
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	508,681
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	242,688
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,573,799
Kinetik Holdings LP144A	6.63	12-15-2028	285,000	288,007
Prairie Acquiror LP144A	9.00	8-1-2029	1,155,000	1,186,961
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,786,593
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,865,000	1,757,652
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	2,215,000	2,220,327
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,077,867
Venture Global LNG, Inc.144A	9.88	2-1-2032	975,000	1,045,488
				22,959,179
Financial: 11.18%
Banks: 0.71%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	835,000	780,803
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,218,333
				1,999,136
Diversified financial services: 4.65%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,810,000	1,719,521
Enact Holdings, Inc.144A	6.50	8-15-2025	980,000	987,105
Encore Capital Group, Inc.144A	9.25	4-1-2029	710,000	738,893
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	540,000	549,765
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	740,052
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	1,400,000	1,373,615
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,044,955
Navient Corp.	5.00	3-15-2027	825,000	782,919
Navient Corp.	11.50	3-15-2031	100,000	109,801
OneMain Finance Corp.	7.13	3-15-2026	575,000	583,441
Oppenheimer Holdings, Inc.	5.50	10-1-2025	825,000	810,562
PRA Group, Inc.144A	5.00	10-1-2029	2,730,000	2,314,612
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	765,000	635,143
United Wholesale Mortgage LLC144A	5.50	4-15-2029	850,000	798,150
				13,188,534
Insurance: 2.43%
AmWINS Group, Inc.144A	4.88	6-30-2029	1,500,000	1,378,789
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	733,199
AssuredPartners, Inc.144A	5.63	1-15-2029	1,645,000	1,530,810
BroadStreet Partners, Inc.144A	5.88	4-15-2029	1,230,000	1,126,253
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	5.63%	12-1-2029	$585,000	$542,759
HUB International Ltd.144A	7.25	6-15-2030	205,000	208,286
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,374,863
				6,894,959
Investment Companies: 0.10%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	295,000	270,650
REITS: 3.29%
Brandywine Operating Partnership LP	8.88	4-12-2029	890,000	921,114
Iron Mountain, Inc.144A	4.50	2-15-2031	3,385,000	3,012,586
Service Properties Trust%%	8.38	6-15-2029	1,895,000	1,857,704
Service Properties Trust144A	8.63	11-15-2031	2,055,000	2,151,489
Starwood Property Trust, Inc.144A	4.38	1-15-2027	1,495,000	1,400,868
				9,343,761
Industrial: 7.87%
Aerospace/defense: 0.38%
TransDigm, Inc.144A	6.63	3-1-2032	1,075,000	1,078,186
Building materials: 1.48%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	2,640,000	2,612,192
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	1,580,000	1,582,753
				4,194,945
Electronics: 0.07%
Sensata Technologies, Inc.144A%%	6.63	7-15-2032	200,000	200,657
Hand/machine tools: 1.59%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	1,685,000	1,841,529
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	2,699,958	2,685,704
				4,527,233
Machinery-diversified: 1.22%
Chart Industries, Inc.144A	7.50	1-1-2030	650,000	669,441
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	566,902
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	2,300,000	2,218,890
				3,455,233
Packaging & containers: 1.63%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,026,651
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,295,000	1,248,887
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	490,000	499,241
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	1,100,000	1,096,274
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	370,000	369,879
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	365,000	374,838
				4,615,770
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.19%
Genesee & Wyoming, Inc.144A	6.25%	4-15-2032	$540,000	$533,743
Trucking & leasing: 1.31%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	650,000	648,759
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	1,805,000	1,744,540
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	1,305,000	1,320,330
				3,713,629
Technology: 3.58%
Computers: 0.93%
Insight Enterprises, Inc.144A	6.63	5-15-2032	350,000	352,315
McAfee Corp.144A	7.38	2-15-2030	670,000	620,198
Seagate HDD Cayman144A	8.25	12-15-2029	210,000	224,640
Seagate HDD Cayman144A	8.50	7-15-2031	1,340,000	1,429,572
				2,626,725
Office/business equipment: 0.17%
Zebra Technologies Corp.144A	6.50	6-1-2032	475,000	478,063
Software: 2.48%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,745,000	1,583,305
Cloud Software Group, Inc.144A	6.50	3-31-2029	1,025,000	972,119
Cloud Software Group, Inc.144A	8.25	6-30-2032	855,000	863,522
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,935,000	1,872,396
Rocket Software, Inc.144A	9.00	11-28-2028	1,005,000	1,020,811
SS&C Technologies, Inc.144A	6.50	6-1-2032	725,000	727,004
				7,039,157
Utilities: 5.11%
Electric: 5.11%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,100,000	1,137,818
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	795,000	748,072
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	1,260,000	1,289,858
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	321,862	320,252
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	3,250,000	2,979,164
PG&E Corp.	5.25	7-1-2030	3,160,000	3,010,109
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,475,000	1,355,131
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	1,895,000	1,880,912
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	695,000	719,638
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,044,267
				14,485,221
Total corporate bonds and notes (Cost $231,556,074)				226,299,235
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 5.38%
Communications: 0.25%
Media: 0.25%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44%	8-2-2027	$329,918	$330,769
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.82	3-28-2025	467,230	372,148
				702,917
Consumer, cyclical: 1.52%
Airlines: 0.51%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	910,000	930,266
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	490,956	505,124
				1,435,390
Auto parts & equipment: 0.32%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59	3-30-2027	913,920	903,310
Housewares: 0.19%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.08	10-30-2029	540,000	542,927
Leisure time: 0.15%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.07	8-8-2027	423,488	425,817
Retail: 0.35%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	1,110,000	1,001,975
Consumer, non-cyclical: 0.42%
Commercial services: 0.27%
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.57	4-13-2029	590,000	600,880
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.86	9-1-2028	186,811	155,899
				756,779
Healthcare-services: 0.15%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	5-17-2031	215,000	215,537
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.06	11-16-2028	220,000	221,450
				436,987
Energy: 1.37%
Energy-alternate sources: 0.17%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	418,478	477,065
Pipelines: 1.20%
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	2,945,669	2,957,452
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.08	8-1-2029	450,000	451,062
				3,408,514
Financial: 1.46%
Diversified financial services: 0.24%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.07	4-30-2027	688,091	675,190
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 1.22%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69%	12-23-2026	$2,590,328	$2,570,901
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.69	1-31-2028	349,173	327,678
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.09	3-8-2032	570,000	581,639
				3,480,218
Industrial: 0.25%
Building materials: 0.25%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.18	11-23-2027	715,000	708,894
Technology: 0.11%
Software: 0.11%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.08	11-28-2028	305,000	306,034
Total loans (Cost $15,118,974)				15,262,017
Yankee corporate bonds and notes: 12.79%
Basic materials: 0.29%
Chemicals: 0.29%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	990,000	828,246
Communications: 0.35%
Telecommunications: 0.35%
Altice France SA144A	8.13	2-1-2027	1,295,000	998,209
Consumer, cyclical: 4.78%
Airlines: 1.25%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,666,813
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	955,000	868,563
				3,535,376
Auto manufacturers: 0.30%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	890,000	861,106
Entertainment: 0.42%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,175,000	1,201,189
Leisure time: 2.81%
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,881,400
Carnival Corp.144A	7.00	8-15-2029	405,000	415,968
Carnival Corp.144A	7.63	3-1-2026	560,000	563,036
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	1,950,000	1,904,982
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	2,250,000	2,239,744
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	905,000	963,990
				7,969,120
Consumer, non-cyclical: 0.39%
Pharmaceuticals: 0.39%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,097,768
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 1.67%
Oil & gas: 0.50%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$1,341,411	$1,403,202
Pipelines: 1.17%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	1,300,000	1,316,309
Northriver Midstream Finance LP144A	5.63	2-15-2026	2,035,000	2,007,469
				3,323,778
Financial: 3.07%
Banks: 1.81%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	758,373
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	970,000	984,271
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	760,000	726,389
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	1,130,000	1,128,131
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,255,000	1,147,692
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	404,592
				5,149,448
Diversified financial services: 1.26%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	720,000	715,160
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,220,000	1,172,204
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	345,000	350,301
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	1,265,000	1,330,212
				3,567,877
Industrial: 1.50%
Aerospace/defense: 0.37%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,046,167
Electronics: 0.62%
Sensata Technologies BV144A	4.00	4-15-2029	785,000	713,106
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,030,322
				1,743,428
Machinery-diversified: 0.26%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	750,000	741,622
Packaging & containers: 0.25%
Trivium Packaging Finance BV144A	8.50	8-15-2027	715,000	713,404
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.74%
Electric: 0.74%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$685,000	$616,782
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	1,495,000	1,478,625
				2,095,407
Total yankee corporate bonds and notes (Cost $35,942,862)				36,275,347

		Yield	Shares
Short-term investments: 2.37%
Investment companies: 2.37%
Allspring Government Money Market Fund Select Class♠∞##		5.24	6,724,739	6,724,739
Total short-term investments (Cost $6,724,739)				6,724,739
Total investments in securities (Cost $289,470,509)	100.34%			284,603,958
Other assets and liabilities, net	(0.34)			(952,001)
Total net assets	100.00%			$283,651,957

‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,217,123	$87,524,785	$(83,017,169)	$0	$0	$6,724,739	6,724,739	$288,630
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 11

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring High Yield Bond Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Investment Companies	$0	$0	$42,620	$42,620
Corporate bonds and notes	0	226,299,235	0	226,299,235
Loans	0	14,586,827	675,190	15,262,017
Yankee corporate bonds and notes	0	36,275,347	0	36,275,347
Short-term investments
Investment companies	6,724,739	0	0	6,724,739
Total assets	$6,724,739	$277,161,409	$717,810	$284,603,958
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At May 31, 2024, the Fund had no material transfers into/out of Level 3.
Allspring High Yield Bond Fund | 13